Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.3%
(a)
Bombardier, Inc., 8.75%, 11/15/30 ........ USD 126 $ 136,591
Spirit AeroSystems, Inc., 9.75%, 11/15/30 ... 198 220,782
TransDigm, Inc., 6.88%, 12/15/30 ........ 235 241,764
599,137
Automobile Components — 1.6%
Dana, Inc., 4.25%, 09/01/30 ........... 65 57,371
Icahn Enterprises LP, 9.00%, 06/15/30
(a)
.... 125 126,801
ZF North America Capital, Inc.
(a)
7.13%, 04/14/30 .................. 100 103,829
6.75%, 04/23/30 .................. 135 137,820
425,821
Broadline Retail — 0.8%
Macy's Retail Holdings LLC, 5.88%, 03/15/30
(a)
(b)
.......................... 67 64,319
Match Group Holdings II LLC, 4.13%,
08/01/30
(a)
..................... 80 71,969
Nordstrom, Inc., 4.38%, 04/01/30 ........ 79 71,790
208,078
Building Products — 2.2%
(a)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 81 81,576
Builders FirstSource, Inc., 5.00%, 03/01/30 .. 90 85,986
MIWD Holdco II LLC, 5.50%, 02/01/30
(b)
.... 89 83,253
Oscar AcquisitionCo LLC, 9.50%, 04/15/30 .. 97 91,598
Standard Industries, Inc., 4.38%, 07/15/30 .. 267 243,216
585,629
Capital Markets — 0.7%
(a)
Aretec Group, Inc., 10.00%, 08/15/30 ..... 119 127,029
Hightower Holding LLC, 9.13%, 01/31/30 ... 50 50,732
177,761
Chemicals — 1.5%
Avient Corp., 7.13%, 08/01/30
(a)
......... 118 121,182
Nufarm Australia Ltd., 5.00%, 01/27/30
(a)(b)
... 55 50,446
Olin Corp., 5.00%, 02/01/30
(b)
.......... 76 72,498
SNF Group SACA, 3.38%, 03/15/30
(a)
..... 55 47,310
Vibrantz Technologies, Inc., 9.00%, 02/15/30
(a)
122 109,214
400,650
Commercial Services & Supplies — 0.2%
Reworld Holding Corp., 5.00%, 09/01/30 .... 63 56,767
Communications Equipment — 0.3%
Ciena Corp., 4.00%, 01/31/30
(a)
......... 74 67,966
Construction & Engineering — 0.9%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(a)
..................... 223 244,533
Consumer Finance — 2.1%
Encore Capital Group, Inc., 8.50%, 05/15/30
(a)
70 72,615
FirstCash, Inc., 5.63%, 01/01/30
(a)
........ 89 86,341
Navient Corp., 9.38%, 07/25/30 ......... 85 90,528
OneMain Finance Corp.
7.88%, 03/15/30 .................. 114 118,898
4.00%, 09/15/30 .................. 137 119,868
PRA Group, Inc., 8.88%, 01/31/30
(a)
....... 66 67,182
555,432
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc., 4.88%, 02/15/30
(a)
.... 163 155,783
US Foods, Inc., 4.63%, 06/01/30
(a)
....... 74 69,431
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30 84 69,236
294,450
Security
Par (000)
Par (000) Value
Containers & Packaging — 2.4%
Ball Corp., 2.88%, 08/15/30 ........... USD 218 $ 187,410
Clydesdale Acquisition Holdings, Inc.
(a)
6.88%, 01/15/30 .................. 65 64,854
8.75%, 04/15/30 .................. 181 177,603
Crown Americas LLC, 5.25%, 04/01/30
(b)
... 80 78,374
Graphic Packaging International LLC, 3.75%,
02/01/30
(a)
..................... 65 59,029
OI European Group BV, 4.75%, 02/15/30
(a)(b)
. 73 67,179
634,449
Distributors — 1.0%
(a)
Verde Purchaser LLC, 10.50%, 11/30/30 .... 114 121,446
Windsor Holdings III LLC, 8.50%, 06/15/30 .. 130 136,997
258,443
Diversified Consumer Services — 0.5%
Service Corp. International, 3.38%, 08/15/30 . 141 124,866
Diversified REITs — 0.1%
Uniti Group LP, 6.00%, 01/15/30
(a)
........ 30 21,580
Diversified Telecommunication Services — 8.3%
(a)
CCO Holdings LLC
4.75%, 03/01/30 .................. 465 416,162
4.50%, 08/15/30 .................. 413 361,509
Frontier Communications Holdings LLC
6.00%, 01/15/30 .................. 163 146,792
8.75%, 05/15/30 .................. 198 207,418
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 491 468,503
Level 3 Financing, Inc.
10.50%, 05/15/30 ................. 150 154,479
10.75%, 12/15/30 ................. 110 113,620
Lumen Technologies, Inc., 4.13%, 04/15/30 .. 55 39,305
Virgin Media Finance plc, 5.00%, 07/15/30 .. 152 128,131
Virgin Media Secured Finance plc, 4.50%,
08/15/30 ...................... 150 130,126
2,166,045
Electric Utilities — 0.6%
PG&E Corp., 5.25%, 07/01/30 .......... 163 157,542
Electrical Equipment — 0.3%
Sensata Technologies BV, 5.88%, 09/01/30
(a)
. 85 83,828
Electronic Equipment, Instruments & Components — 0.3%
Sensata Technologies, Inc., 4.38%, 02/15/30
(a)
73 67,822
Energy Equipment & Services — 4.5%
(a)
FORESEA Holding SA, 7.50%, 06/15/30 .... 47 43,849
Nabors Industries, Inc., 9.13%, 01/31/30
(b)
... 106 113,429
Noble Finance II LLC, 8.00%, 04/15/30 .... 90 94,434
Seadrill Finance Ltd., 8.38%, 08/01/30 ..... 102 107,348
Transocean, Inc., 8.75%, 02/15/30 ....... 175 183,716
Valaris Ltd., 8.38%, 04/30/30 ........... 179 187,539
Venture Global LNG, Inc., 7.00%, 01/15/30 .. 180 182,064
Weatherford International Ltd., 8.63%, 04/30/30 260 270,714
1,183,093
Entertainment — 0.9%
(a)
ROBLOX Corp., 3.88%, 05/01/30 ........ 168 150,589
WMG Acquisition Corp., 3.88%, 07/15/30 ... 85 76,587
227,176
Financial Services — 2.0%
(a)
Burford Capital Global Finance LLC, 6.88%,
04/15/30 ...................... 65 64,093
Freedom Mortgage Corp., 12.25%, 10/01/30 . 84 92,045
Midcap Financial Issuer Trust, 5.63%, 01/15/30 67 60,388
Mobius Merger Sub, Inc., 9.00%, 06/01/30 .. 85 84,252

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nationstar Mortgage Holdings, Inc., 5.13%,
12/15/30 ...................... USD 111 $ 103,398
PennyMac Financial Services, Inc., 7.13%,
11/15/30 ...................... 107 107,826
512,002
Food Products — 2.0%
(a)
Darling Ingredients, Inc., 6.00%, 06/15/30 ... 163 161,741
Lamb Weston Holdings, Inc., 4.13%, 01/31/30 164 149,660
Post Holdings, Inc., 4.63%, 04/15/30 ...... 221 205,929
517,330
Ground Transportation — 0.7%
Brightline East LLC, 11.00%, 01/31/30
(a)
.... 210 191,138
Health Care Equipment & Supplies — 0.8%
(a)
AdaptHealth LLC, 5.13%, 03/01/30
(b)
...... 94 84,288
Embecta Corp., 5.00%, 02/15/30 ........ 84 72,108
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
52 56,226
212,622
Health Care Providers & Services — 8.2%
Community Health Systems, Inc.
(a)
6.13%, 04/01/30 .................. 195 148,621
5.25%, 05/15/30 .................. 243 212,175
DaVita, Inc., 4.63%, 06/01/30
(a)
......... 454 415,941
Encompass Health Corp., 4.75%, 02/01/30 .. 134 127,938
LifePoint Health, Inc.
(a)
9.88%, 08/15/30 .................. 133 145,038
11.00%, 10/15/30 ................. 185 207,646
Molina Healthcare, Inc., 3.88%, 11/15/30
(a)
.. 107 96,820
Owens & Minor, Inc., 6.63%, 04/01/30
(a)(b)
... 92 85,937
Pediatrix Medical Group, Inc., 5.38%, 02/15/30
(a)
(b)
.......................... 68 62,314
Radiology Partners, Inc., 9.78%, (9.78% Cash
or 9.78% PIK), 02/15/30
(a)(c)
.......... 108 94,616
Tenet Healthcare Corp.
4.38%, 01/15/30 .................. 245 230,050
6.13%, 06/15/30 .................. 316 317,307
2,144,403
Health Care Technology — 1.7%
(a)
AthenaHealth Group, Inc., 6.50%, 02/15/30 .. 387 365,348
IQVIA, Inc., 6.50%, 05/15/30 ........... 85 87,460
452,808
Hotel & Resort REITs — 0.5%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(a)
..................... 90 91,594
Service Properties Trust, 4.38%, 02/15/30 ... 65 48,608
140,202
Hotels, Restaurants & Leisure — 8.0%
1011778 BC ULC, 4.00%, 10/15/30
(a)
...... 480 427,854
Brinker International, Inc., 8.25%, 07/15/30
(a)
. 57 60,350
Caesars Entertainment, Inc., 7.00%, 02/15/30
(a)
327 337,252
Carnival Corp., 10.50%, 06/01/30
(a)
....... 162 176,029
Churchill Downs, Inc., 5.75%, 04/01/30
(a)
... 198 194,017
Fertitta Entertainment LLC, 6.75%, 01/15/30
(a)
203 179,862
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... 162 156,454
Ontario Gaming GTA LP, 8.00%, 08/01/30
(a)(b)
. 65 67,346
Resorts World Las Vegas LLC, 8.45%,
07/27/30
(a)
..................... 60 63,954
Royal Caribbean Cruises Ltd., 7.25%,
01/15/30
(a)(b)
.................... 109 114,290
Scientific Games Holdings LP, 6.63%,
03/01/30
(a)
..................... 134 131,312
Travel + Leisure Co., 4.63%, 03/01/30
(a)
.... 62 56,925
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc., 4.75%, 01/15/30
(a)
...... USD 130 $ 125,188
2,090,833
Household Durables — 1.6%
Ashton Woods USA LLC, 4.63%, 04/01/30
(a)
. 65 59,421
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(a)
..................... 89 81,933
KB Home, 7.25%, 07/15/30 ............ 52 53,847
M/I Homes, Inc., 3.95%, 02/15/30 ........ 54 49,100
Mattamy Group Corp., 4.63%, 03/01/30
(a)
... 92 86,280
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(a)
..................... 90 87,906
418,487
Household Products — 0.3%
Central Garden & Pet Co., 4.13%, 10/15/30
(b)
. 90 81,327
Independent Power and Renewable Electricity Producers — 0.8%
Talen Energy Supply LLC, 8.63%, 06/01/30
(a)
. 198 213,321
Industrial Conglomerates — 1.7%
EMRLD Borrower LP, 6.63%, 12/15/30
(a)
.... 442 450,122
Insurance — 4.0%
(a)
Acrisure LLC, 7.50%, 11/06/30 .......... 178 180,676
Constellation Insurance, Inc., 6.80%, 01/24/30
(d)
70 69,302
HUB International Ltd., 7.25%, 06/15/30
(b)
... 533 550,075
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 .................. 118 123,739
10.50%, 12/15/30 ................. 50 53,659
Ryan Specialty LLC, 4.38%, 02/01/30 ..... 65 61,248
1,038,699
Interactive Media & Services — 0.6%
(a)
Ziff Davis, Inc., 4.63%, 10/15/30 ......... 78 70,514
ZipRecruiter, Inc., 5.00%, 01/15/30
(b)
...... 92 80,453
150,967
IT Services — 0.8%
(a)
Open Text Holdings, Inc., 4.13%, 02/15/30 .. 149 136,053
VT Topco, Inc., 8.50%, 08/15/30 ......... 81 85,622
221,675
Life Sciences Tools & Services — 1.1%
(a)
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 100 101,448
Star Parent, Inc., 9.00%, 10/01/30 ........ 163 174,104
275,552
Machinery — 1.5%
(a)
Amsted Industries, Inc., 4.63%, 05/15/30 ... 73 67,219
Chart Industries, Inc., 7.50%, 01/01/30 ..... 237 246,695
SPX FLOW, Inc., 8.75%, 04/01/30
(b)
...... 81 84,106
398,020
Media — 5.1%
Cable One, Inc., 4.00%, 11/15/30
(a)
....... 107 82,273
Clear Channel Outdoor Holdings, Inc., 7.88%,
04/01/30
(a)
..................... 141 143,564
CSC Holdings LLC, 4.13%, 12/01/30
(a)
..... 180 124,633
DirecTV Financing LLC, 8.88%, 02/01/30
(a)
.. 123 123,104
Lamar Media Corp., 4.00%, 02/15/30 ...... 82 75,521
Outfront Media Capital LLC, 4.63%, 03/15/30
(a)(b)
89 81,741
Sinclair Television Group, Inc.
(a)
5.50%, 03/01/30
(b)
................. 72 43,826
4.13%, 12/01/30 .................. 122 85,033
Sirius XM Radio, Inc., 4.13%, 07/01/30
(a)
.... 249 216,681
Univision Communications, Inc., 7.38%,
06/30/30
(a)
..................... 149 143,413
Ziggo Bond Co. BV, 5.13%, 02/28/30
(a)
..... 85 74,829

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo BV, 4.88%, 01/15/30
(a)
........... USD 165 $ 150,455
1,345,073
Metals & Mining — 3.7%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(a)
.. 119 126,556
ATI, Inc., 7.25%, 08/15/30
(b)
............ 69 72,165
Carpenter Technology Corp., 7.63%, 03/15/30 45 46,879
Cleveland-Cliffs, Inc., 6.75%, 04/15/30
(a)(b)
... 126 127,024
Commercial Metals Co., 4.13%, 01/15/30 ... 45 41,664
FMG Resources August 2006 Pty. Ltd., 5.88%,
04/15/30
(a)
..................... 118 116,398
Mineral Resources Ltd., 8.50%, 05/01/30
(a)
.. 93 97,153
Novelis Corp., 4.75%, 01/30/30
(a)
........ 260 245,120
Taseko Mines Ltd., 8.25%, 05/01/30
(a)
..... 84 86,121
959,080
Office REITs — 0.2%
Hudson Pacific Properties LP, 3.25%, 01/15/30 67 51,161
Oil, Gas & Consumable Fuels — 9.0%
Baytex Energy Corp., 8.50%, 04/30/30
(a)
.... 134 141,457
Civitas Resources, Inc., 8.63%, 11/01/30
(a)
.. 158 170,617
CNX Midstream Partners LP, 4.75%, 04/15/30
(a)
68 62,305
Comstock Resources, Inc., 5.88%, 01/15/30
(a)
156 145,308
Diamond Foreign Asset Co., 8.50%, 10/01/30
(a)
97 103,395
EQM Midstream Partners LP, 7.50%, 06/01/30
(a)
81 87,364
Genesis Energy LP, 8.88%, 04/15/30 ...... 74 78,311
Hess Midstream Operations LP
(a)
4.25%, 02/15/30 .................. 126 116,985
5.50%, 10/15/30 .................. 65 63,238
Hilcorp Energy I LP, 6.00%, 04/15/30
(a)
..... 74 72,467
Kinetik Holdings LP, 5.88%, 06/15/30
(a)
..... 162 160,508
NuStar Logistics LP, 6.38%, 10/01/30 ...... 94 96,049
Parkland Corp., 4.63%, 05/01/30
(a)
....... 139 129,331
PBF Holding Co. LLC, 7.88%, 09/15/30
(a)
... 75 77,648
Range Resources Corp., 4.75%, 02/15/30
(a)
.. 89 84,338
Rockies Express Pipeline LLC, 4.80%,
05/15/30
(a)
..................... 62 57,885
Southwestern Energy Co., 5.38%, 03/15/30 .. 198 193,148
Sunoco LP, 4.50%, 04/30/30 ........... 134 125,179
TerraForm Power Operating LLC, 4.75%,
01/15/30
(a)
..................... 123 114,289
Venture Global Calcasieu Pass LLC, 6.25%,
01/15/30
(a)
..................... 163 167,643
Vermilion Energy, Inc., 6.88%, 05/01/30
(a)
... 63 62,572
Vital Energy, Inc., 9.75%, 10/15/30 ....... 49 53,598
2,363,635
Passenger Airlines — 0.5%
VistaJet Malta Finance plc, 6.38%, 02/01/30
(a)(b)
165 131,507
Personal Care Products — 1.0%
(a)
BellRing Brands, Inc., 7.00%, 03/15/30 ..... 140 144,291
Coty, Inc., 6.63%, 07/15/30 ............ 126 129,390
273,681
Pharmaceuticals — 1.0%
Bausch Health Cos., Inc., 14.00%, 10/15/30
(a)
50 42,259
Catalent Pharma Solutions, Inc., 3.50%,
04/01/30
(a)
..................... 101 97,331
Perrigo Finance Unlimited Co., 5.15%,
06/15/30
(d)
..................... 120 113,336
252,926
Real Estate Management & Development — 1.1%
Anywhere Real Estate Group LLC
(a)(b)
5.25%, 04/15/30 .................. 73 48,818
7.00%, 04/15/30 .................. 106 90,142
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(a)
..................... USD 65 $ 68,945
Kennedy-Wilson, Inc., 4.75%, 02/01/30 .... 99 84,549
292,454
Semiconductors & Semiconductor Equipment — 0.6%
Entegris, Inc., 5.95%, 06/15/30
(a)
........ 145 144,669
Software — 2.5%
(a)
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 89 92,288
Gen Digital, Inc., 7.13%, 09/30/30
(b)
....... 90 93,007
McAfee Corp., 7.38%, 02/15/30 ......... 329 306,906
NCR Voyix Corp., 5.25%, 10/01/30 ....... 81 76,033
RingCentral, Inc., 8.50%, 08/15/30 ....... 72 75,613
643,847
Specialized REITs — 0.8%
Iron Mountain, Inc., 5.25%, 07/15/30
(a)
..... 213 205,042
Specialty Retail — 1.7%
Advance Auto Parts, Inc., 3.90%, 04/15/30 .. 75 68,905
Asbury Automotive Group, Inc., 4.75%,
03/01/30 ...................... 81 76,066
Bath & Body Works, Inc., 6.63%, 10/01/30
(a)
.. 152 153,382
Group 1 Automotive, Inc., 6.38%, 01/15/30
(a)
. 50 50,490
Staples, Inc., 12.75%, 01/15/30
(a)
........ 135 104,909
453,752
Trading Companies & Distributors — 1.8%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30
(a)
89 91,079
Boise Cascade Co., 4.88%, 07/01/30
(a)
..... 59 55,595
Fortress Transportation & Infrastructure
Investors LLC, 7.88%, 12/01/30
(a)
...... 81 85,895
United Rentals North America, Inc.
5.25%, 01/15/30
(b)
................. 123 120,326
4.00%, 07/15/30 .................. 127 116,379
469,274
Transportation Infrastructure — 0.5%
Rand Parent LLC, 8.50%, 02/15/30
(a)
...... 144 142,185
Total Long-Term Investments — 98.4%
(Cost: $ 25,038,809) ............................... 25,778,862
Shares
Shares
Short-Term Securities
Money Market Funds — 8.9%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%
(g)
.................. 2,214,540 2,215,426
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29% ................... 130,018 130,018
Total Short-Term Securities — 8.9%
(Cost: $2,345,290) ............................... 2,345,444
Total Investments — 107.3%
(Cost: $27,384,099 ) ............................... 28,124,306
Liabilities in Excess of Other Assets — (7.3)% ............. (1,925,462)
Net Assets — 100.0% ...............................
$ 26,198,844

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,064,051 $ 1,151,368
(a)
$ — $ (124) $ 131 $ 2,215,426 2,214,540 $ 5,704
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,000 110,018
(a)
— — — 130,018 130,018 2,952 —
$ (124) $ 131 $ 2,345,444 $ 8,656 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 25,778,862 $ — $ 25,778,862
Short-Term Securities
Money Market Funds ...................................... 2,345,444 — — 2,345,444
$ 2,345,444 $ 25,778,862 $ — $ 28,124,306
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
PIK Payment-In-Kind
REIT Real Estate Investment Trust